NET INCOME PER COMMON SHARE	12 Months Ended
Dec. 31, 2018
NET INCOME PER COMMON SHARE [Abstract]
NET INCOME PER COMMON SHARE

25.  NET INCOME PER COMMON SHARE

The following table summarizes the computation of net income per common share:

	Year ended December 31
	2018	2017
Numerator:
Net income (loss) applicable to controlling interests	$(435.1)	$91.6
Less: Preferred share dividends	(66.6)	(61.3)
Net income (loss) applicable to common shares	$(501.7)	$30.3
Denominator:
(millions)
Weighted average number of common shares outstanding	222.6	171.0
Dilutive equity instruments(a)	0.1	0.3
Weighted average number of common shares outstanding - diluted	222.7	171.3
Basic net income (loss) per common share	$(2.25)	$0.18
Diluted net income (loss) per common share	$(2.25)	$0.18
(a)	Includes all options that have a strike price lower than the share price of AltaGas' common shares as at December 31, 2018 and 2017.

For the year ended December 31, 2018, 4.0 million of share options (2017 – 2.8 million) were excluded from the diluted net income per share calculation as their effects were anti-dilutive.